PGIM QMA International Equity Fund
Schedule of Investments as of July 31, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 98.9%
Common Stocks 93.6%
Australia 5.0%
BHP Group Ltd.	25,194	$657,794
BHP Group PLC	28,452	618,189
Coles Group Ltd.	10,869	142,321
Commonwealth Bank of Australia	11,462	578,976
Fortescue Metals Group Ltd.	127,560	1,577,157
Goodman Group, REIT	101,567	1,229,793
Magellan Financial Group Ltd.	28,292	1,239,231
Rio Tinto Ltd.	3,508	255,789
Rio Tinto PLC	22,280	1,356,741
Santos Ltd.	258,095	971,481
Stockland, REIT	26,500	60,574
Woolworths Group Ltd.	25,168	698,346
		9,386,392
Austria 0.5%
ams AG*	31,757	526,794
OMV AG*	14,052	444,148
		970,942
Belgium 0.1%
Colruyt SA	1,300	75,892
Telenet Group Holding NV	3,535	136,675
		212,567
Brazil 1.5%
B3 SA - Brasil Bolsa Balcao	15,000	183,340
Cia de Saneamento do Parana, UTS	54,900	321,198
Petroleo Brasileiro SA	33,100	144,099
Qualicorp Consultoria e Corretora de Seguros SA	150,700	811,776
WEG SA	105,100	1,361,764
		2,822,177
Canada 5.3%
B2Gold Corp.	28,400	196,761
Canadian National Railway Co.	1,200	117,218
Canadian Natural Resources Ltd.	34,600	610,398
Canadian Pacific Railway Ltd.	5,300	1,457,584
DREAM Unlimited Corp. (Class A Stock)	7,500	100,284
Kirkland Lake Gold Ltd.	2,400	131,069

PGIM QMA International Equity Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Canada (cont’d.)
Magna International, Inc.	23,600	$1,090,803
Manulife Financial Corp.	86,100	1,153,828
National Bank of Canada	22,800	1,076,466
Restaurant Brands International, Inc.	1,200	67,774
Shopify, Inc. (Class A Stock)*	900	920,379
Sun Life Financial, Inc.	34,200	1,333,071
TC Energy Corp.	28,800	1,312,658
Westshore Terminals Investment Corp.	30,800	395,276
		9,963,569
Chile 0.4%
AES Gener SA	1,902,787	326,238
Engie Energia Chile SA	336,716	482,573
		808,811
China 13.6%
Alibaba Group Holding Ltd., ADR*	18,700	4,694,074
Anhui Conch Cement Co. Ltd. (Class H Stock)	143,000	1,072,955
Bank of Beijing Co. Ltd. (Class A Stock)	143,900	99,278
Bank of China Ltd. (Class H Stock)	3,271,000	1,092,569
Bank of Communications Co. Ltd. (Class H Stock)	1,627,000	899,310
Bank of Shanghai Co. Ltd. (Class A Stock)	87,300	103,364
BOC Hong Kong Holdings Ltd.	334,500	927,885
China Construction Bank Corp. (Class H Stock)	844,000	616,202
China Life Insurance Co. Ltd. (Class H Stock)	392,000	892,772
China Minsheng Banking Corp. Ltd. (Class H Stock)	1,521,000	956,224
China Mobile Ltd.	111,000	757,505
China National Building Material Co. Ltd. (Class H Stock)	72,000	111,263
China National Chemical Engineering Co. Ltd. (Class A Stock)	92,200	75,892
China Resources Cement Holdings Ltd.	216,000	294,268
CITIC Ltd.	949,000	886,805
CNOOC Ltd.	495,000	513,376
Country Garden Holdings Co. Ltd.	66,000	84,384
Country Garden Services Holdings Co. Ltd.	175,000	1,056,591
Eve Energy Co. Ltd. (Class A Stock)	13,200	113,525
Fujian Sunner Development Co. Ltd. (Class A Stock)	30,700	126,088
Gemdale Corp. (Class A Stock)	60,400	120,670
Gigadevice Semiconductor Beijing, Inc. (Class A Stock)	2,380	78,439
Greenland Holdings Corp. Ltd. (Class A Stock)	80,600	94,094
Hengan International Group Co. Ltd.	74,500	623,130
Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,638,000	963,897
Industrial Bank Co. Ltd. (Class A Stock)	47,200	105,486
JD.com, Inc., ADR*	6,700	427,393

PGIM QMA International Equity Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
China (cont’d.)
JinkoSolar Holding Co. Ltd., ADR*(a)	31,300	$599,395
Lens Technology Co. Ltd. (Class A Stock)	22,400	104,812
LONGi Green Energy Technology Co. Ltd. (Class A Stock)	15,500	125,675
Luxshare Precision Industry Co. Ltd. (Class A Stock)	20,539	170,486
Muyuan Foodstuff Co. Ltd. (Class A Stock)	9,000	117,757
NetEase, Inc., ADR	3,000	1,375,260
New Hope Liuhe Co. Ltd. (Class A Stock)	13,800	64,223
Offcn Education Technology Co. Ltd. (Class A Stock)	16,800	76,829
Poly Developments & Holdings Group Co. Ltd. (Class A Stock)	53,900	119,796
Sany Heavy Industry Co. Ltd. (Class A Stock)	35,500	107,028
SF Holding Co. Ltd. (Class A Stock)	12,600	127,824
Shanghai Pudong Development Bank Co. Ltd. (Class A Stock)	67,200	99,552
Shimao Group Holdings Ltd.	17,000	71,790
Tencent Holdings Ltd.	32,600	2,225,207
Wens Foodstuffs Group Co. Ltd. (Class A Stock)	23,640	80,396
Wilmar International Ltd.	353,600	1,187,737
Wingtech Technology Co. Ltd. (Class A Stock)	4,200	91,213
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (Class A Stock)	17,100	111,223
Yum China Holdings, Inc.	14,800	758,352
Zoomlion Heavy Industry Science & Technology Co. Ltd. (Class A Stock)	119,000	140,721
		25,542,715
Colombia 0.5%
Ecopetrol SA	1,647,879	918,186
Denmark 0.7%
Carlsberg A/S (Class B Stock)	540	79,270
Chr Hansen Holding A/S	660	74,914
D/S Norden A/S	23,771	357,726
Novo Nordisk A/S (Class B Stock)	2,093	137,785
Scandinavian Tobacco Group A/S, 144A	44,787	657,717
		1,307,412
Finland 1.6%
Fortum OYJ	49,776	1,005,987
Kone OYJ (Class B Stock)	13,886	1,097,258
Neste OYJ	20,463	932,930
		3,036,175

PGIM QMA International Equity Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
France 5.4%
BNP Paribas SA*	32,796	$1,309,947
Cie de Saint-Gobain*	28,092	1,040,555
Fnac Darty SA*	6,972	274,578
Klepierre SA, REIT	38,923	669,120
LVMH Moet Hennessy Louis Vuitton SE	3,780	1,639,245
Mercialys SA, REIT	45,852	345,851
Orange SA	44,330	516,436
Peugeot SA*	55,066	882,038
Sanofi	18,455	1,937,559
Sartorius Stedim Biotech	2,039	637,633
Schneider Electric SE	6,302	741,098
TOTAL SE	3,502	131,078
		10,125,138
Germany 4.5%
Bayer AG	3,609	238,039
Deutsche Boerse AG	6,991	1,269,562
Deutsche Post AG*	21,325	861,689
Deutsche Telekom AG	47,762	799,295
Deutsche Wohnen SE	23,336	1,131,071
Fresenius Medical Care AG & Co. KGaA*	9,189	807,345
Fresenius SE & Co. KGaA*	23,856	1,193,098
HelloFresh SE*	23,184	1,268,208
Henkel AG & Co. KGaA	1,391	120,562
Hornbach Holding AG & Co. KGaA	2,419	231,372
SAP SE	891	140,036
Varta AG*(a)	4,305	479,609
		8,539,886
Greece 0.5%
Hellenic Telecommunications Organization SA	23,392	343,946
JUMBO SA	34,902	670,837
		1,014,783
Hong Kong 1.4%
CK Infrastructure Holdings Ltd.	165,500	859,761
Henderson Land Development Co. Ltd.	19,000	70,995
Hong Kong Exchanges & Clearing Ltd.	3,600	171,598
K Wah International Holdings Ltd.	239,000	100,741
Shun Tak Holdings Ltd.	1,882,000	673,894

PGIM QMA International Equity Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hong Kong (cont’d.)
Vinda International Holdings Ltd.	126,000	$474,559
WH Group Ltd., 144A	266,500	236,024
		2,587,572
India 1.7%
Balkrishna Industries Ltd.	25,463	449,059
Balrampur Chini Mills Ltd.	262,161	439,642
EID Parry India Ltd.*	18,942	73,568
GAIL India Ltd.	618,731	799,324
HCL Technologies Ltd.	58,320	549,372
Wipro Ltd.	230,120	865,749
		3,176,714
Indonesia 0.1%
Gudang Garam Tbk PT	30,000	102,643
Hanjaya Mandala Sampoerna Tbk PT	720,000	83,914
		186,557
Ireland 0.2%
CRH PLC	7,635	277,216
Flutter Entertainment PLC*	1,183	178,331
		455,547
Israel 1.2%
Check Point Software Technologies Ltd.*	10,400	1,303,640
Mizrahi Tefahot Bank Ltd.	44,204	914,684
		2,218,324
Italy 0.5%
Buzzi Unicem SpA	22,721	516,199
Ferrari NV	1,146	206,475
Intesa Sanpaolo SpA*	126,098	252,916
		975,590
Japan 14.4%
77 Bank Ltd. (The)	39,400	525,748
Advantest Corp.	1,800	94,581
Astellas Pharma, Inc.	90,100	1,410,101
Chubu Electric Power Co., Inc.	36,700	434,443

PGIM QMA International Equity Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Chugai Pharmaceutical Co. Ltd.	10,800	$483,634
Daiwabo Holdings Co. Ltd.	1,400	101,129
EDION Corp.	16,400	157,709
Fujitsu Ltd.	10,500	1,400,337
Japan Petroleum Exploration Co. Ltd.	14,600	235,711
Japan Post Holdings Co. Ltd.	98,500	668,696
Japan Post Insurance Co. Ltd.	50,400	666,968
Japan Tobacco, Inc.	51,100	874,368
Kansai Electric Power Co., Inc. (The)	8,300	78,578
KDDI Corp.	53,500	1,655,308
Kenedix, Inc.	25,100	114,010
Kyudenko Corp.	24,500	689,796
Medipal Holdings Corp.	45,600	834,990
Mizuho Financial Group, Inc.	277,200	335,003
MonotaRO Co. Ltd.	17,200	734,758
NEC Corp.	2,200	122,959
Nexon Co. Ltd.	37,700	971,903
Nintendo Co. Ltd.	1,200	527,426
Nippon Telegraph & Telephone Corp.	58,068	1,336,002
Nitori Holdings Co. Ltd.	5,900	1,292,796
Nitto Kogyo Corp.	5,200	83,837
Nomura Holdings, Inc.	242,600	1,126,231
Obayashi Corp.	43,500	385,785
Oracle Corp.	7,600	921,547
Otsuka Corp.	15,800	814,613
Otsuka Holdings Co. Ltd.	3,700	152,905
Pan Pacific International Holdings Corp.	22,100	500,493
Recruit Holdings Co. Ltd.	31,400	968,267
SBS Holdings, Inc.	18,900	399,175
Sekisui House Ltd.	5,800	105,129
Shionogi & Co. Ltd.	14,000	827,268
Softbank Corp.	17,500	233,396
Sony Corp.	27,500	2,121,561
Sumitomo Mitsui Financial Group, Inc.	30,900	816,837
Tokuyama Corp.	25,400	588,951
Tokyo Electron Ltd.	3,000	815,075
Toshiba Corp.	2,200	66,909
Toyota Motor Corp.	4,333	254,330
TPR Co. Ltd.	7,100	85,824
		27,015,087
Jordan 0.3%
Hikma Pharmaceuticals PLC	20,865	588,671

PGIM QMA International Equity Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Malaysia 0.2%
MMC Corp. Bhd	640,200	$107,164
Top Glove Corp. Bhd	35,100	216,090
		323,254
Mexico 0.5%
America Movil SAB de CV (Class L Stock)	271,800	171,593
Concentradora Fibra Danhos SA de CV, REIT	129,649	125,367
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	283,200	465,616
Wal-Mart de Mexico SAB de CV	50,800	119,564
		882,140
Netherlands 1.8%
ASM International NV	2,554	384,097
ASML Holding NV	329	116,228
Koninklijke Ahold Delhaize NV	54,020	1,563,639
NN Group NV	4,998	181,085
Royal Dutch Shell PLC (Class A Stock)	34,824	513,357
Wolters Kluwer NV	7,503	590,116
		3,348,522
New Zealand 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	5,866	139,885
Norway 0.2%
DNB ASA*	24,717	373,750
Pakistan 0.5%
Engro Corp. Ltd.	178,552	336,949
Engro Fertilizers Ltd.	397,359	158,901
Fauji Fertilizer Co. Ltd.	536,500	356,893
Oil & Gas Development Co. Ltd.	209,200	143,839
		996,582
Philippines 0.4%
Globe Telecom, Inc.	4,730	198,703
PLDT, Inc.	19,475	531,771
		730,474

PGIM QMA International Equity Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Poland 0.2%
Asseco Poland SA	15,416	$263,864
KGHM Polska Miedz SA*	6,040	205,465
		469,329
Russia 1.0%
LUKOIL PJSC	2,168	148,477
LUKOIL PJSC, ADR	9,253	642,677
MMC Norilsk Nickel PJSC, ADR	5,788	151,877
Surgutneftegas PJSC	1,179,200	589,644
Tatneft PJSC, ADR*	5,591	255,098
		1,787,773
Saudi Arabia 0.8%
National Commercial Bank	69,540	676,316
Riyad Bank	175,185	794,256
		1,470,572
South Africa 2.2%
African Rainbow Minerals Ltd.	23,913	272,168
Anglo American Platinum Ltd.	16,247	1,242,260
Anglo American PLC	60,058	1,483,128
Impala Platinum Holdings Ltd.	47,172	422,421
Kumba Iron Ore Ltd.	20,568	666,482
		4,086,459
South Korea 4.1%
BNK Financial Group, Inc.	76,093	328,735
Hana Financial Group, Inc.	42,845	1,062,803
Hyundai Mobis Co. Ltd.	5,781	999,719
Kia Motors Corp.	35,244	1,198,760
Korea Petrochemical Ind Co. Ltd.	959	94,152
KT&G Corp.	6,744	458,651
LG Innotek Co. Ltd.	4,914	668,837
LG International Corp.	24,325	309,301
NCSoft Corp.	736	500,830
Samsung Electronics Co. Ltd.	21,982	1,074,479
Shinhan Financial Group Co. Ltd.	32,870	828,945
Taekwang Industrial Co. Ltd.	181	103,828
		7,629,040

PGIM QMA International Equity Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Spain 0.5%
Iberdrola SA	7,994	$102,139
Naturgy Energy Group SA	44,464	821,275
		923,414
Sweden 2.7%
Atlas Copco AB (Class A Stock)	33,422	1,473,994
Atlas Copco AB (Class B Stock)	3,502	134,182
Evolution Gaming Group AB, 144A	18,350	1,248,252
Hexagon AB (Class B Stock)*	5,880	379,068
Husqvarna AB (Class B Stock)	61,984	590,923
Skandinaviska Enskilda Banken AB (Class A Stock)*	138,344	1,333,532
		5,159,951
Switzerland 6.8%
ALSO Holding AG*	1,126	297,018
Chocoladefabriken Lindt & Spruengli AG	1	85,618
Credit Suisse Group AG	65,395	699,692
Geberit AG	1,284	707,159
LafargeHolcim Ltd.*	23,846	1,131,517
Logitech International SA	3,024	220,087
Nestle SA	17,425	2,074,327
Novartis AG	32,514	2,673,831
Roche Holding AG	9,551	3,322,583
Swiss Life Holding AG*	1,116	406,314
UBS Group AG	93,627	1,101,345
		12,719,491
Taiwan 4.5%
Asustek Computer, Inc.	9,000	66,617
Compal Electronics, Inc.	261,000	165,833
Hon Hai Precision Industry Co. Ltd.	478,000	1,273,219
Huaku Development Co. Ltd.	42,000	121,799
International Games System Co. Ltd.	40,000	1,028,716
Lite-On Technology Corp.	554,000	934,692
Lotes Co. Ltd.	39,000	597,871
MediaTek, Inc.	16,000	382,137
Quanta Computer, Inc.	75,000	209,171
Radiant Opto-Electronics Corp.	150,000	642,639
TaiDoc Technology Corp.*	7,000	60,646
Taiwan Semiconductor Manufacturing Co. Ltd.	138,000	1,986,059

PGIM QMA International Equity Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Taiwan (cont’d.)
TCI Co. Ltd.	101,000	$983,977
Wistron Corp.	72,000	84,602
		8,537,978
Turkey 0.8%
Coca-Cola Icecek A/S	107,736	691,216
Enerjisa Enerji A/S, 144A	416,363	495,756
Haci Omer Sabanci Holding A/S	50,218	60,614
Tekfen Holding A/S(a)	146,785	323,034
		1,570,620
United Kingdom 6.2%
AstraZeneca PLC	1,387	153,708
Aviva PLC	280,592	975,525
Berkeley Group Holdings PLC	10,136	591,925
British American Tobacco PLC	45,837	1,517,061
CK Hutchison Holdings Ltd.	136,000	880,979
Dialog Semiconductor PLC*	14,019	642,584
GlaxoSmithKline PLC	94,512	1,894,706
Imperial Brands PLC	56,101	937,493
JD Sports Fashion PLC	66,953	528,818
Legal & General Group PLC	438,760	1,221,442
M&G PLC	79,383	166,471
PZ Cussons PLC	44,968	111,830
Redde Northgate PLC	69,800	151,151
Tate & Lyle PLC	52,594	448,750
Unilever NV	14,314	842,405
Unilever PLC	10,499	627,545
		11,692,393
United States 0.7%
Ferguson PLC	13,825	1,229,995
QIAGEN NV*	2,160	107,120
		1,337,115

Total Common Stocks (cost $157,059,323)		176,031,557

PGIM QMA International Equity Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description		Shares		Value
Exchange-Traded Funds 4.8%
United States
iShares MSCI EAFE ETF			104,200	$6,465,610
iShares MSCI Emerging Markets ETF(a)			59,500	2,575,755

Total Exchange-Traded Funds (cost $8,933,381)				9,041,365
Preferred Stocks 0.5%
Brazil 0.3%
Cia de Saneamento do Parana (PRFC)			229,800	268,718
Cia Paranaense de Energia (PRFC)			8,500	108,895
Petroleo Brasileiro SA (PRFC)			39,700	169,483
				547,096
South Korea 0.2%
Samsung Electronics Co. Ltd. (PRFC)			7,630	318,139

Total Preferred Stocks (cost $692,929)				865,235

Total Long-Term Investments (cost $166,685,633)				185,938,157
Short-Term Investments 1.9%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	632,464	632,464
PGIM Institutional Money Market Fund (cost $3,003,707; includes $3,002,933 of cash collateral for securities on loan)(w)(b)	3,004,982	3,004,682

Total Short-Term Investments (cost $3,636,171)				3,637,146

TOTAL INVESTMENTS 100.8% (cost $170,321,804)				189,575,303
Liabilities in excess of other assets (0.8)%				(1,504,708)

Net Assets 100.0%				$188,070,595

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
EAFE—Europe, Australasia, Far East

PGIM QMA International Equity Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
PJSC—Public Joint-Stock Company
PRFC—Preference Shares
REITs—Real Estate Investment Trust
UTS—Unit Trust Security

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,911,847; cash collateral of $3,002,933 (included in liabilities) was received with which the Series purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Series may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Series is available in the Series’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).